Annual Total Returns [BarChart] - Payden Corporate Bond Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	5.41%
Annual Return 2012	12.32%
Annual Return 2013	(0.39%)
Annual Return 2014	9.14%
Annual Return 2015	1.15%
Annual Return 2016	6.82%
Annual Return 2017	8.53%
Annual Return 2018	(3.05%)
Annual Return 2019	14.46%
Annual Return 2020	8.64%